Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	AMC Global Media Inc.
Entity Central Index Key	0001514991
Amendment Flag	false
Entity Incorporation, State or Country Code	NV
Entity File Number	1-35106
Entity Tax Identification Number	27-5403694
Entity Address, Address Line One	11 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	324-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	AMCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false